Supplement Dated October 14, 2019
To The Prospectus Dated April 29, 2019

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective October 14, 2019.

Please change all references to WCM Investment Management to WCM Investment Management, LLC.

Effective September 13, 2019, please delete all references to Heidi Heikenfeld.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Small Cap Growth Fund, after the subsection “Kayne Anderson Small Cap Growth Strategy,” please add the following:

WCM Small Cap Growth Strategy

WCM Investment Management (“WCM”) sub-advises a portion of the Fund. WCM constructs the WCM Small Cap Growth Strategy by investing principally in small-capitalization companies.
WCM considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either less than $5 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Growth Index on the last day of the most recent quarter (currently, approximately $7.5 billion, based on the size of the largest company in the Index on December 31, 2018), whichever is greater.
The WCM Small Cap Growth Strategy primarily invests in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities, including American and Global Depositary Receipts (ADRs and GDRs).
WCM employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce significant, long-term excess return.
WCM’s investment process examines four key governing components:
•	Corporate Performance – reviewing operating history of the company, understanding of management’s skill set, the company’s core competency, the culture and their ability to evolve.
•	Systematic Effects – evaluating the macro factors affecting the business, their position in the market and looking to gain an understanding of the key drivers of the business.
•	Sustainability – measuring how the company can protect its margins and continue to reinvest cash flows.
•	Intrinsic Value – determining the value of the company versus how the market values the company.

In the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Multi-Manager Small Cap Growth Fund, please delete the section in the entirety and replace with the following:

Investment Adviser to the Fund:
Jackson National Asset Management, LLC
Sub-Advisers:
Chicago Equity Partners, LLC (“CEP”)
Granahan Investment Management, Inc. (“GIM”)
Kayne Anderson Rudnick Investment Management, LLC (“KAR”)
Victory Capital Management Inc. (“Victory Capital/RS Investments”)
WCM Investment Management, LLC (“WCM”)
Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2015	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	September 2015	Portfolio Manager, JNAM
Robert H. Kramer, CFA	July 2016	Co-Chief Investment Officer - Equities (CEP)
Patricia A. Halper, CFA	July 2016	Co-Chief Investment Officer - Equities (CEP)
William C. Murray, CFA, CAIA	July 2016	Director (CEP)
Gary Hatton, CFA	September 2015	Managing Director, Chief Investment Officer (GIM)
Andrew Beja, CFA	September 2015	Portfolio Manager (GIM)
Todd Beiley	April 2018	Portfolio Manager (KAR)
Jon Christensen	April 2018	Portfolio Manager (KAR)
D. Scott Tracy, CFA	September 2015	Co-Portfolio Manager, Victory Capital/RS Investments
Stephen J. Bishop	September 2015	Co-Portfolio Manager, Victory Capital/RS Investments
Melissa Chadwick-Dunn	September 2015	Co-Portfolio Manager, Victory Capital/RS Investments
Christopher W. Clark, CFA	September 2015	Co-Portfolio Manager, Victory Capital/RS Investments
Paul Leung	May 2018	Co-Portfolio Manager, Victory Capital/RS Investments
John Rackers	October 2019	Portfolio Manager & Business Analyst, WCM
Chad E. Hoffman	October 2019	Portfolio Manager & Business Analyst, WCM

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Small Cap Value Fund, after the subsection “WCM Small Cap Value Strategy,” please add the following:

Reinhart Genesis PMV Strategy
Reinhart Partners, Inc. (“Reinhart”) constructs the Reinhart Genesis PMV Strategy by investing equity securities issued by small-capitalization (“small-cap”) companies. Reinhart considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, within the capitalization range of the Russell 2500TM  Index as of the date it was last reconstituted. The market capitalizations within the Index vary, but as of December 31, 2018 they ranged from approximately $159 million to $12.2 billion.
Reinhart’s investment strategy utilizes Reinhart’s proprietary Private Market Value (“PMV”) methodology to determine a company’s true intrinsic value, which is the amount an acquirer would be willing to pay for the entire company. This PMV becomes the “anchor” by which all decisions by Reinhart are framed within an emotional market. PMV is calculated by observing actual takeover valuations and applying the corresponding, appropriate valuation multiples to each security analyzed. Reinhart selects investments for the strategy’s portfolio that generally can be purchased at a discount of 30% or more to the PMV. Reinhart typically sells investments when they reach or are close to reaching the PMV, or due to a change in the fundamentals of the security. In addition, Reinhart emphasizes quality and attempts to find sustainable competitive advantages, one stock at a time, with an overall focus on positive risk/reward to protect capital in challenging markets while capturing most of the upside return when stocks advance.
Reinhart may invest up to 20% of its net assets in securities of foreign issuers, real estate investment trusts (“REITs”) and securities of other investment companies, including exchange-traded funds (“ETFs”). Reinhart’s investment in other investment companies and ETFs will be within the limits of the Investment Company Act of 1940, as amended. Reinhart’s investments in foreign securities may include American depositary receipts (“ADRs”).

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager Small Cap Value Fund, after the bullet “Foreign regulatory risk,” please add the following:

•
Depositary receipts risk – Depositary receipts, such as American depositary receipts ("ADRs"), global depositary receipts ("GDRs"), and European depositary receipts ("EDRs"), may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  Depositary receipts involve many of the same risks as direct investments in foreign securities.  These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.  Investments in depositary receipts that are traded over the counter may also subject a Fund to liquidity risk.

•
Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

•
Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•
Real estate investment risk – Real estate is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of mortgage-backed securities that may be held by the Fund.  Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.

In the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Multi-Manager Small Cap Value Fund, please delete the section in the entirety and replace with the following:

Investment Adviser to the Fund:
Jackson National Asset Management, LLC
Sub-Advisers:
Congress Asset Management Company, LLP (“Congress”)
Chicago Equity Partners, LLC (“CEP”)
Cooke & Bieler, L.P. (“C&B”)
WCM Investment Management (“WCM”)
Reinhart Partners, Inc. (“Reinhart”)
Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2015	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	September 2015	Portfolio Manager, JNAM
Jeff Kerrigan, CFA	September 2015	Portfolio Manager (Congress)
Robert H. Kramer, CFA	September 2015	Co-Chief Investment Officer - Equities (CEP)
Patricia A. Halper, CFA	September 2015	Co-Chief Investment Officer - Equities (CEP)
William C. Murray, CFA, CAIA	September 2015	Director (CEP)
Steve Lyons, CFA	September 2015	Partner (C&B)
Michael Meyer, CFA	September 2015	Partner (C&B)
Edward O’Connor, CFA	September 2015	Partner (C&B)
R. James O’Neil, CFA	September 2015	Partner (C&B)
Mehul Trivedi, CFA	September 2015	Partner (C&B)
William Weber, CFA	September 2015	Partner (C&B)
Andrew Armstrong, CFA	December 2015	Principal (C&B)
Wesley Lim, CFA	December 2018	Principal (C&B)
Jon Detter	August 2018	Portfolio Manager and Business Analyst, WCM
Anthony Glickhouse	August 2018	Portfolio Manager and Business Analyst, WCM
Patrick F. McGee	August 2018	Portfolio Manager and Business Analyst, WCM
Matthew Martinek, CFA	October 2019	Principal and Lead Portfolio Manager, Reinhart
Brent Jesko	October 2019	Principal and Portfolio Manager, Reinhart

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/Causeway International Value Select Fund, after the bullet “Currency risk,” please add the following:

•
Dividend-paying stock risk – Dividend-paying stocks may underperform non-dividend paying stocks (and the stock market as a whole) over any period of time. The prices of dividend-paying stocks may decline as interest rates increase. In addition, issuers of dividend-paying stocks typically have discretion to defer or stop paying dividends. If the dividend-paying stocks held by an account reduce or stop paying dividends, the account’s ability to generate income may be adversely affected.

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/DFA International Core Equity Fund, please delete the tables and corresponding footnotes and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses[2]	0.95%

 1 “Other Expenses” include an Administrative Fee of 0.15%, which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and are based on estimated amounts for the current fiscal year.
[2]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	0.65%
Less Waiver/Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.60%

1 “Other Expenses” include an Administrative Fee of 0.15%, which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and are based on estimated amounts for the current fiscal year.
2 JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[3]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/DFA International Core Equity Fund, please delete the tables and replace with the following:

JNL/DFA International Core Equity Fund Class A
1 year	3 years
$97	$303

JNL/DFA International Core Equity Fund Class I
1 year	3 years
$61	$203

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/DFA U.S. Core Equity Fund, after the bullet “Financial services risk,” please add the following:

•
Profitability investment risk – High relative profitability stocks may perform differently from the market as a whole and following a profitability-oriented strategy may cause the Fund to at times underperform equity funds that use other investment strategies.

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/DoubleLine® Emerging Markets Fixed Income Fund, please delete the tables and corresponding footnotes and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.62%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses[2]	1.07%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.62%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses[2]	0.77%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/DoubleLine® Emerging Markets Fixed Income Fund, please delete the tables and replace with the following:

JNL/DoubleLine Emerging Markets Fixed Income Fund Class A
1 year	3 years	5 years	10 years
$109	$340	$590	$1,306

JNL/DoubleLine Emerging Markets Fixed Income Fund Class I
1 year	3 years	5 years	10 years
$79	$246	$428	$954

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/DoubleLine® Shiller Enhanced CAPE® Fund, please delete the tables and corresponding footnotes and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.56%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses[3]	1.02%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.56%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses[3]	0.72%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/DoubleLine® Shiller Enhanced CAPE® Fund, please delete the tables and replace with the following:

JNL/DoubleLine Shiller Enhanced CAPE Fund Class A
1 year	3 years	5 years	10 years
$104	$325	$563	$1,248

JNL/DoubleLine Shiller Enhanced CAPE Fund Class I
1 year	3 years	5 years	10 years
$74	$230	$401	$894

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/Franklin Templeton Growth Allocation Fund, please add following as the last paragraph:

Effective June 24, 2019, JNAM will voluntarily waive its management fee in an amount equivalent to the net assets attributable to the Fund’s investment in mutual funds or ETFs managed by the Sub-Adviser.

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/Harris Oakmark Global Equity Fund, please delete the tables and corresponding footnotes and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.68%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses[2]	1.14%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.68%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses[2]	0.84%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/Harris Oakmark Global Equity Fund, please delete the tables and replace with the following:

JNL/Harris Oakmark Global Equity Fund Class A
1 year	3 years	5 years	10 years
$116	$362	$628	$1,386

JNL/Harris Oakmark Global Equity Fund Class I
1 year	3 years	5 years	10 years
$86	$268	$466	$1,037

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/JPMorgan Global Allocation Fund, please delete the section in the entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.60%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.21%
Total Annual Fund Operating Expenses	1.27%
Less Waiver/Reimbursement[3]	0.21%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	1.06%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]
JNAM has entered into a contractual agreement with the Fund under which it will waive a varying portion of its management fee in an amount equivalent to the Acquired Fund Fees and Expenses (“AFFE”) attributable to the Fund’s investment in funds managed by the Sub-Adviser (each an “JPMorgan Underlying Fund”). The AFFE for each JPMorgan Underlying Fund is the “Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements” disclosed in the current prospectus for each JPMorgan Underlying Fund. This fee waiver arrangement will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[4]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.60%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.21%
Total Annual Fund Operating Expenses	0.97%
Less Waiver/Reimbursement[3]	0.21%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.76%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]
JNAM has entered into a contractual agreement with the Fund under which it will waive a varying portion of its management fee in an amount equivalent to the Acquired Fund Fees and Expenses (“AFFE”) attributable to the Fund’s investment in funds managed by the Sub-Adviser (each an “JPMorgan Underlying Fund”). The AFFE for each JPMorgan Underlying Fund is the “Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements” disclosed in the current prospectus for each JPMorgan Underlying Fund. This fee waiver arrangement will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[4]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/JPMorgan Global Allocation Fund, please delete the tables and replace with the following:

JNL/JPMorgan Global Allocation Fund Class A
1 year	3 years	5 years	10 years
$108	$382	$677	$1,515

JNL/JPMorgan Global Allocation Fund Class I
1 year	3 years	5 years	10 years
$78	$288	$516	$1,171

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/Oppenheimer Emerging Markets Innovator Fund, please add following as the last paragraph:

JNAM will voluntarily waive 0.025% of management fees on the Fund’s assets up to $500 million. There is no guarantee that JNAM will continue to provide the waiver in the future.

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/Vanguard U.S. Stock Market Index Fund, please delete the tables and corresponding footnotes and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.10%
Acquired Fund Fees and Expenses[2]	0.03%
Total Annual Fund Operating Expenses	0.63%
Less Waiver/Reimbursement[3]	0.06%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.57%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]
JNAM has contractually agreed to waive 0.06% of the management fees of the Fund.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[4]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Acquired Fund Fees and Expenses[2]	0.03%
Total Annual Fund Operating Expenses	0.33%
Less Waiver/Reimbursement[3]	0.06%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.27%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]
JNAM has contractually agreed to waive 0.06% of the management fees of the Fund.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[4]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/Vanguard U.S. Stock Market Index Fund, please delete the tables and replace with the following:

JNL/Vanguard U.S. Stock Market Index Fund Class A
1 year	3 years	5 years	10 years
$58	$196	$345	$781

JNL/Vanguard U.S. Stock Market Index Fund Class I
1 year	3 years	5 years	10 years
$28	$100	$179	$412

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/Vanguard International Stock Market Index Fund, please delete the tables and corresponding footnotes and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.07%
Total Annual Fund Operating Expenses	0.72%
Less Waiver/Reimbursement[3]	0.07%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.65%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]
JNAM has contractually agreed to waive 0.07% of the management fees of the Fund.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[4]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.07%
Total Annual Fund Operating Expenses	0.42%
Less Waiver/Reimbursement[3]	0.07%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.35%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]
JNAM has contractually agreed to waive 0.07% of the management fees of the Fund.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[4]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/Vanguard International Stock Market Index Fund, please delete the tables and replace with the following:
JNL/Vanguard International Stock Market Index Fund Class A
1 year	3 years	5 years	10 years
$66	$223	$394	$888

JNL/Vanguard International Stock Market Index Fund Class I
1 year	3 years	5 years	10 years
$36	$128	$228	$523

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/Vanguard Global Bond Market Index Fund, please delete the tables and corresponding footnotes and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.06%
Total Annual Fund Operating Expenses	0.71%
Less Waiver/Reimbursement[3]	0.10%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.61%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]
JNAM has contractually agreed to waive 0.10% of the management fees of the Fund.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[4]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.06%
Total Annual Fund Operating Expenses	0.41%
Less Waiver/Reimbursement[3]	0.10%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.31%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]
JNAM has contractually agreed to waive 0.10% of the management fees of the Fund.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[4]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/Vanguard Global Bond Market Index Fund, please delete the tables and replace with the following:

JNL/Vanguard Global Bond Market Index Fund Class A
1 year	3 years	5 years	10 years
$62	$217	$385	$873

JNL/Vanguard Global Bond Market Index Fund Class I
1 year	3 years	5 years	10 years
$32	$122	$220	$508

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/WMC Government Money Market Fund, please delete the Class A table and corresponding footnotes and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.16%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.11%
Total Annual Fund Operating Expenses[2]	0.57%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/WMC Government Money Market Fund, please delete the table and replace with the following:

JNL/WMC Government Money Market Fund Class A
1 year	3 years	5 years	10 years
$58	$183	$318	$714

In the section entitled, “Additional Information About the Funds,” under “Principal Investment Strategies,” for the JNL Multi-Manager Small Cap Growth Fund, after the subsection “Kayne Anderson Small Cap Growth Strategy,” please add the following:

WCM Small Cap Growth Strategy
WCM Investment Management (“WCM”) sub-advises a portion of the Fund. WCM constructs the WCM Small Cap Growth Strategy by investing principally in small-capitalization companies.
WCM considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either less than $5 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Growth Index on the last day of the most recent quarter (currently, approximately $7.5 billion, based on the size of the largest company in the Index on December 31, 2018), whichever is greater.
The WCM Small Cap Growth Strategy primarily invests in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities, including American and Global Depositary Receipts (ADRs and GDRs).
WCM employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce significant, long-term excess return.
WCM’s investment process examines four key governing components:
WCM’s investment process examines four key governing components:
•	Corporate Performance – reviewing operating history of the company, understanding of management’s skill set, the company’s core competency, the culture and their ability to evolve.
•	Systematic Effects – evaluating the macro factors affecting the business, their position in the market and looking to gain an understanding of the key drivers of the business.
•	Sustainability – measuring how the company can protect its margins and continue to reinvest cash flows.
•	Intrinsic Value – determining the value of the company versus how the market values the company.

In the section entitled, “Additional Information About the Funds,” under “The Sub-Adviser and Portfolio Management,” for the JNL Multi-Manager Small Cap Growth Fund, please add the following before the second to last paragraph:

WCM Investment Management, LLC (“WCM”), is located at 281 Brooks Street, Laguna Beach, California 92651.  WCM is an independent, money management firm, founded in 1976.  WCM provides investment management and sub-advisory services to public as well as various institutional and sub-advised accounts.  As of June 30, 2019, WCM had approximately $40.5 billion in assets under management.
The portfolio managers responsible for management of the WCM Small Cap Growth Strategy of the Fund are John Rackers and Chad E. Hoffman.
Mr. Rackers joined WCM in 2018; as a member of the Investment Strategy Group for WCM’s domestic US growth strategies, his primary responsibilities are portfolio management and equity research. Mr. Rackers has 27 years of industry experience, most recently serving as lead portfolio manager for the Small-Cap Growth and SMID-Cap Growth strategies at Kennedy Capital Management and, earlier, at Missouri Valley Partners. Earlier still, he was a founding partner at Pearl Street Capital, where he managed a sector-focused long/short fund. Mr. Rackers received his M.B.A. in Finance from the University of Notre Dame (Indiana), and his B.S. in Finance from the University of Missouri.
Mr. Hoffman joined WCM in 2018; as a member of the Investment Strategy Group for WCM’s domestic growth strategies, his primary responsibilities are portfolio management and equity research. Mr. Hoffman has 20 years of industry experience, most recently serving as Assistant Portfolio Manager for the Small-Cap Growth and SMID-Cap Growth strategies at Kennedy Capital Management and, earlier, at Missouri Valley Partners. He graduated Summa Cum Laude from Saint Louis University (Missouri) with a B.S. in Finance.

In the section entitled, “Additional Information About the Funds,” under “The Sub-Adviser and Portfolio Management,” for the JNL Multi-Manager Small Cap Growth Fund, please delete the last paragraph in the entirety and replace with the following:

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreements with CEP, Granahan, KAR, and Victory Capital is available in the Fund’s Annual Report for the period ended December 31, 2018. A discussion regarding the Board of Trustees’ basis for approving each sub-advisory agreement will be available in the Fund’s Annual Report for the period ending December 31, 2019.

In the section entitled, “Additional Information About the Funds,” under “Principal Investment Strategies,” for the JNL Multi-Manager Small Cap Value Fund, after the subsection “WCM Small Cap Value Strategy,” please add the following:

Reinhart Genesis PMV Strategy
Reinhart Partners, Inc. (“Reinhart”) constructs the Reinhart Genesis PMV Strategy by investing in equity securities issued by small-capitalization (“small-cap”) companies. Reinhart considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, within the capitalization range of the Russell 2500TM Index as of the date it was last reconstituted. The market capitalizations within the Index vary, but as of December 31, 2018 they ranged from approximately $159 million to $12.2 billion.
Private Market Value (“PMV”) is Reinhart’s proprietary methodology for determining a company’s true intrinsic value. PMV is what an acquirer would be willing to pay for the entire company (per share).
Reinhart employs a four-step equity management process to identify and manage a portfolio of 35-45 stocks.
•	First, Reinhart looks for companies with symptoms of success such as: consistent positive cash flow from operations and strong returns on equity, assets, and invested capital.
•
Second, Reinhart further narrows its universe by applying a series of initial valuation measures. Companies that make it through these first two steps are then subjected to intensive fundamental analysis.

•
Third, Reinhart seeks companies with durable competitive advantages. This may be the low-cost producer, maintain a dominating brand or serve a niche. Reinhart evaluates the company’s business model in order to understand the value and sustainability of its competitive position.

•
The last step is to assign an independent, objective valuation to the enterprise. Reinhart does this through a private market valuation discipline. Actual takeover transactions are reviewed, and the corresponding, appropriate valuation multiples are applied to each security being analyzed. New securities are purchased if the price is at a discount of 30% or more to its private market valuation.

Stocks are sold when they reach their PMV. The gap between price and PMV serves as an objective basis to trim or add to existing holdings.
Reinhart may invest up to 20% of its net assets in securities of foreign issuers, real estate investment trusts (“REITs”) and securities of other investment companies, including exchange-traded funds (“ETFs”). Reinhart’s investment in other investment companies and ETFs will be within the limits of the Investment Company Act of 1940, as amended. Reinhart’s investments in foreign securities may include American depositary receipts (“ADRs”).
ETFs are investment companies and investment in ETFs would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions generally restrict a fund’s/strategy’s investment in the shares of another investment company to, as determined immediately after a purchase is made, not more than 5% of its total assets (which may represent no more than 3% of the outstanding voting stock of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets.

In the section entitled, “Additional Information About the Funds,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager Small Cap Value Fund, please delete the bulleted list in the entirety and replace with the following:

•	Market risk
•	Equity securities risk
•	Mid-capitalization and small-capitalization investing risk
•	Investment style risk
•	Allocation risk
•	Securities lending risk
•	Foreign regulatory risk
•	Depositary receipts risk
•	Exchange-traded funds investing risk
•	Foreign securities risk
•	Real estate investment risk
•	Portfolio turnover risk

In the section entitled, “Additional Information About the Funds,” under “The Sub-Adviser and Portfolio Management,” for the JNL Multi-Manager Small Cap Value Fund, please add the following before the second to last paragraph:
The Sub-Adviser to the Reinhart Genesis PMV Strategy is Reinhart Partners, Inc. (“Reinhart”), located at 1500 West Market Street, Suite 100, Mequon, Wisconsin 53092. Established in 1991, Reinhart is an SEC-registered investment adviser that provides investment advisory services to private clients and institutions and is responsible for about $5 billion in assets under management as of December 31, 2018.
The portfolio managers responsible for management of the Reinhart Genesis PMV Strategy of the Fund are Matthew Martinek, CFA and Brent Jesko.
Mr. Martinek joined Reinhart in 2010 as a Senior Analyst and was promoted to Portfolio Manager of the Mid Cap Private Market Value and Genesis Private Market Value strategies in October 2011. Mr. Martinek has 14 years of investment experience as a small and mid-cap analyst for value-focused investment managers. Prior to joining Reinhart, Mr. Martinek was an Associate Analyst with T. Rowe Price, primarily focused on the Small Cap Value strategy. Mr. Martinek has a BBA in Accounting and Finance from the University of Wisconsin-Madison, where he was a member of the Applied Security Analysis Program. He also received an MBA from Columbia Business School, where he was a member of the Applied Value Investing program. He holds the Chartered Financial Analyst designation and is a member of the CFA Institute.
Mr. Jesko joined Reinhart as Lead Portfolio Manager and Principal in 2000. Mr. Jesko has led Reinhart’s Mid Cap Value strategy over the past 19 years, taking assets from $75 million to over $1.5 billion. Prior to joining Reinhart, Mr. Jesko learned the Private Market Value investment philosophy under Dick Weiss at Strong Funds from 1995-2000. He was promoted to Associate Portfolio Manager for mid and small cap portfolios in 1998. In 1994, he interned at Goldman Sachs Asset Management, L.P. in New York City. He began his career in the Financial Industry in 1990 as a Commercial Credit Analyst for NationsBank in Dallas, TX. Mr. Jesko graduated Magna Cum Laude from Texas A&M University with a degree in Business administration. He went on to graduate with Highest Honors with an MBA from University of Chicago in 1995.

In the section entitled, “Additional Information About the Funds,” under “The Sub-Adviser and Portfolio Management,” for the JNL Multi-Manager Small Cap Value Fund, please delete the last paragraph in the entirety and replace with the following:

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreements with each of Congress, CEP, C&B and WCM is available in the Fund’s Annual Report for the period ended December 31, 2018. A discussion regarding the Board of Trustees’ basis for approving each sub-advisory agreement will be available in the Fund’s Annual Report for the period ending December 31, 2019.

In the section entitled, “Additional Information About the Funds,” under “Principal Risks of Investing in the Fund,” for the JNL/Causeway International Value Select Fund, after the bullet “Currency risk,” please add the following:

•	Dividend-paying stock risk

In the section entitled, “Additional Information About the Funds,” under “Principal Risks of Investing in the Fund,” for the JNL/DFA U.S. Core Equity Fund, after the bullet “Financial services risk,” please add the following:

•	Profitability investment risk

In the section entitled, “Additional Information About the Funds,” under “Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks),” for the JNL/Scout Unconstrained Bond Fund, please delete “Securities lending risk.”

In the section, “Glossary of Risks,” please add the following after “Distressed securities risk”:
Dividend-paying stock risk – Dividend-paying stocks may underperform non-dividend paying stocks (and the stock market as a whole) over any period of time. The prices of dividend-paying stocks may decline as interest rates increase. In addition, issuers of dividend-paying stocks typically have discretion to defer or stop paying dividends. If the dividend-paying stocks held by an account reduce or stop paying dividends, the account’s ability to generate income may be adversely affected.

In the section, “Management of the Trust,” under “Management Fee,” for the JNL/DFA International Core Equity Fund, JNL/DFA U.S. Core Equity Fund, JNL/DoubleLine® Emerging Markets Fixed Income Fund, JNL/DoubleLine® Shiller Enhanced CAPE® Fund, JNL/Harris Oakmark Global Equity Fund, and JNL/JPMorgan Global Allocation Fund, please delete the table rows and corresponding endnotes in the entirety and replace with the following:
Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Fee Paid to Adviser for the Fiscal Year Ended December 31, 2018
JNL/DFA International Core Equity Fund	$0 to $3 billion $3 billion to $5 billion Over $5 billion	0.50% 0.49% 0.48%	N/A
JNL/DFA U.S. Core Equity Fund	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	0.40% 0.375% 0.36% 0.35%	0.40%
JNL/DoubleLine® Emerging Markets Fixed Income Fund	$0 to $500 million $500 million to $3 billion $3 billion to $5 billion Over $5 billion	0.625% 0.60% 0.59% 0.58%	0.65%
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	$0 to $500 million $500 million to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	0.60% 0.575% 0.52% 0.51% 0.50%	0.59%
JNL/Harris Oakmark Global Equity Fund	$0 to $250 million $250 million to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	0.70% 0.675% 0.65% 0.64% 0.63%	0.71%
JNL/JPMorgan Global Allocation Fund (formerly, JNL/AB Dynamic Asset Allocation)[21]	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	0.60% 0.59% 0.55% 0.54%	N/A
21  Effective October 14, 2019, JNAM has contractually agreed to waive its management fee in an amount equivalent to the Acquired Fund Fees and Expenses (“AFFE”) attributable to the Fund’s investment in funds managed by the Sub-Adviser (each an “JPMorgan Underlying Fund”).  The waiver is estimated to be 0.21%.  The AFFE for each JPMorgan Underlying Fund is the “Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements” disclosed in the current prospectus for each JPMorgan Underlying Fund.

In the section, “Management of the Trust,” under “Administrator,” for the JNL/DFA International Core Equity Fund please delete the table row and corresponding endnote in the entirety and replace with the following:

Funds	Assets	Administrative Fee
JNL/DFA International Core Equity Fund	$0 to $3 billion Assets over $3 billion	.15%[1] .13%[1]
[1]
Jackson National Asset Management, LLC has contractually agreed to waive 0.05% of the administrative fees of the Class I shares of the Fund.  The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

This Supplement is dated October 14, 2019.

Supplement Dated October 14, 2019
To The Statement of Additional Information
Dated April 29, 2019

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise stated, all changes are effective October 14, 2019.

Please change all references to WCM Investment Management to WCM Investment Management, LLC.

Effective September 13, 2019, please delete all references to Heidi Heikenfeld.

On page 253, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” after the section for Pacific Investment Management Company LLC, please add the following:

Reinhart Partners, Inc.

Reinhart Partners, Inc. (“Reinhart”), located at 1500 West Market Street, Suite 100, Mequon, Wisconsin 53092, serves as a co-sub-adviser to the JNL Multi-Manager Small Cap Value Fund. Established in 1991, Reinhart is an SEC-registered investment adviser that provides investment advisory services to private clients and institutions and is responsible for about $5 billion in assets under management as of December 31, 2018.
Portfolio Manager Compensation Structure

The Portfolio Managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with the management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a Portfolio Manager could favor one account over another. Another potential conflict could include a Portfolio Manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.
Reinhart compensates the Portfolio Managers for their management of the Funds. The Portfolio Managers’ compensation is based on a combination of competitive base salary and additional compensation based upon the amount of assets managed. The Portfolio Managers’ entire compensation package is paid by the Reinhart and not by any client account.

Other Accounts Managed and Potential Conflicts of Interest

The following table reflects information as of June 30, 2019:

JNL Multi-Manager Small Cap Value Fund
				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Matthew Martinek, CFA	Other Registered Investment Companies	2	$205.84 million	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	44	$118.47 million	0	$0

Brent Jesko	Other Registered Investment Companies	2	$205.84 million	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	367	$593.4 million	1	$30.65 million

Conflicts of Interest

Please see “Portfolio Manager Compensation Structure” above.
Security Ownership of the Portfolio Managers for the JNL Multi-Manager Small Cap Value Fund as of June 30, 2019:

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Matthew Martinek, CFA	X
Brent Jesko	X

Effective July 24, 2019, please delete all references to Norman Boersma, CFA, Peter Moeschter, CFA, Heather Arnold, CFA, and Herbert Arnett, Jr. for Templeton Investment Counsel, LLC.

Effective July 24, 2019, on page 260, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Templeton Global Advisors Limited, under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please delete the table in the entirety and replace with the following, which reflects information as of June 30, 2019:

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Norman Boersma, CFA	Other Registered Investment Companies	12	$23.14 billion	0	$0
	Other Pooled Vehicles	13	$11.25 billion	0	$0
	Other Accounts	3	$573.0 million	0	$0

Peter Moeschter, CFA	Other Registered Investment Companies	7	$21.74 billion	0	$0
	Other Pooled Vehicles	11	$10.84 billion	0	$0
	Other Accounts	3	$356.3 million	2	$58.0 million

Heather Arnold, CFA	Other Registered Investment Companies	10	$23.08 billion	0	$0
	Other Pooled Vehicles	15	$12.69 billion	0	$0
	Other Accounts	8	$2.15 billion	2	$58.0 million

Herbert Arnett, Jr.	Other Registered Investment Companies	5	$21.18 billion	0	$0
	Other Pooled Vehicles	2	$439.1 million	0	$0
	Other Accounts	0	$0	0	$0

On page 260, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Templeton Global Advisors Limited, under “Security Ownership Portfolio Managers for the JNL/Franklin Templeton Global Fund as of June 30, 2019,” please delete the table in the entirety and replace with the following:

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Norman Boersma, CFA	X
Peter Moeschter, CFA	X
Heather Arnold, CFA	X
Herbert Arnett, Jr.	X

Effective September 6, 2019, on page 261, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Templeton Investment Counsel, LLC, please delete the first paragraph in its entirety and replace with the following:

Templeton Investment Counsel, LLC (“Templeton Investment”) which is located at 300 S.E. 2nd Street, Fort Lauderdale, Florida 33301, serves as co-Sub-Adviser to the JNL/Franklin Templeton International Small Cap Fund.  Templeton Investment is also a sub-sub-adviser to the JNL/Franklin Templeton Global Fund. Franklin is an indirect wholly owned subsidiary of Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries.  Charles B. Johnson and Gregory E. Johnson are the principal shareholders of Franklin Resources, Inc.

On page 266, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for WCM Investment Management, LLC, please delete the first paragraph in the entirety and replace with the following:

WCM is located at 281 Brooks Street, Laguna Beach, California 92651 and serves as co-sub-adviser to the JNL Multi-Manager International Small Cap Fund, JNL Multi-Manager Small Cap Growth Fund, and JNL Multi-Manager Small Cap Value Fund.  WCM is an independent, money management firm, founded in 1976.  WCM provides investment management and sub-advisory services to public as well as various institutional and sub-advised accounts.  As of June 30, 2019, WCM had approximately $40.5 billion in assets under management.

On page 267, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for WCM Investment Management, LLC, under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please add the following after the last table, which contains information as of June 30, 2019:

JNL Multi-Manager Small Cap Growth Fund
				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
John Rackers	Other Registered Investment Companies	0	$0	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	11	$82.28 million	0	$0

Chad E. Hoffman	Other Registered Investment Companies	0	$0	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	11	$82.28 million	0	$0

On page 268, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for WCM Investment Management, LLC, under “Conflicts of Interest,” please add the following after the last table:

Security Ownership of the Portfolio Managers for the JNL Multi-Manager Small Cap Growth Fund as of June 30, 2019:

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
John Rackers	X
Chad E. Hoffman	X

On page 275, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Sub-Advisory Fees,” for the JNL Multi-Manager Small Cap Growth Fund and the JNL Multi-Manager Small Cap Value Fund please delete the table rows in the entirety and replace with the following:

Fund	Co-Sub-Advisers	Aggregate Fees Paid to Sub-Advisers
		Dollar Amount	As a percentage of Average Daily Net Assets as of December 31, 2018
JNL Multi-Manager Small Cap Growth Fund	CEP GIM KAR+ Victory Capital WCM^	$7,962,976	0.40%
JNL Multi-Manager Small Cap Value Fund	CEP Congress C&B Reinhart^ WCM	$5,247,853	0.43%
+ Loomis Sayles and KAR commenced as a sub-adviser to each respective Fund on April 30, 2018.
^ WCM and Reinhart commenced as a sub-adviser to each respective Fund on October 14, 2019.

On pages 277-284, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Sub-Advisory Fees,” for the JNL/DoubleLine® Shiller Enhanced CAPE® Fund, JNL/DoubleLine® Emerging Markets Fixed Income Fund, JNL/Franklin Templeton Growth Allocation Fund, JNL/Oppenheimer Emerging Markets Innovator Fund, JNL/WMC Balanced Fund, and JNL/WMC Value Fund please delete the table rows and corresponding endnotes in the entirety and replace with the following:

FUND	ASSETS	FEES
JNL/DoubleLine® Shiller Enhanced CAPE® Fund [12]	$0 to $200 million $200 million to $1 billion Over $1 billion	.40% .35% .30%
JNL/DoubleLine® Emerging Markets Fixed Income Fund[12]	$0 to $500 million Over $500 million	.40% .35%
JNL/Franklin Templeton Growth Allocation Fund[21]	$0 to $1.5 billion Over $1.5 billion	.35% .32%
JNL/Oppenheimer Emerging Markets Innovator Fund	$0 to $500 million Over $500 million	.775% .70%
JNL/WMC Balanced Fund
Assets up to $5 billion
$0 to $200 million
$200 million to $400 million
$400 million to $2.5 billion
$2.5 billion to $5 billion
Over $5 billion

Assets greater than $5 billion
$0 to $5 billion
Over $5 billion

.27% .25% .22% .20% .18% .21% .16%
JNL/WMC Value Fund	$0 to $1 billion Over $1 billion	.25% .20%
[12]
A fee discount shall apply when DoubleLine is providing sub-advisory services to JNAM for at least two separate and distinct funds. The Sub-Adviser provides sub-advisory services for the JNL Multi-Manager Alternative Fund (for the discrete portion of Average Daily Net Assets managed by DoubleLine), JNL/DoubleLine® Core Fixed Income Fund, JNL/DoubleLine® Emerging Markets Fixed Income Fund, JNL/DoubleLine® Shiller Enhanced CAPE Fund, JNL/FPA + DoubleLine® Flexible Allocation Fund (for the discrete portion of Average Daily Net Assets managed by DoubleLine) and the JNL/DoubleLine® Total Return Fund, a Fund of the Jackson Variable Series Trust (together known as the “Sub-Advised Funds”). For the purposes of calculating the sub-advisory fee discounts, DoubleLine applies the following discounts based on the combined assets of the Sub-Advised Funds: 2.5% fee reduction for assets up to and including $2.5 billion, a 5.0% fee reduction for combined assets over $2.5 billion up to and including $5 billion, a 7.5% fee reduction for combined assets over $5 billion up to and including $7.5 billion, and a 10.0% fee reduction for combined assets over $7.5 billion.

[21]
Effective June 24, 2019, for purposes of calculating the sub-adviser fee, the net asset value of shares of the JNL/Franklin Templeton Global Bond Fund, LibertyQ ETFs, or shares of any other Franklin Templeton fund held in a Fund’s portfolio will be excluded from the Fund’s total assets in calculating the sub-advisory fees payable to the Sub-Adviser.

On page 308, In the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Administrative Fee,” for the JNL/DFA International Core Equity Fund please delete the table row and corresponding endnote in the entirety and replace with the following:

Funds	Assets	Administrative Fee
JNL/DFA International Core Equity Fund	$0 to $3 billion Assets over $3 billion	.15%[1] .13%[1]
[1]
Jackson National Asset Management, LLC has contractually agreed to waive 0.05% of the administrative fees of the Class I shares of the Fund.  The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

This Supplement is dated October 14, 2019.